Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Liquidity And Capitalization [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2025	Dec 31 2024
Liquidity:
Cash and cash equivalents	$425,331	$891,910
Undrawn credit facility	600,000	500,000
Total liquidity	$1,025,331	$1,391,910
Capitalization:
Unsecured notes, including current portion	2,277,293	2,273,881
Term Loan A	347,933	—
Other limited recourse debt facilities, including current portion	127,674	141,054
Total debt	2,752,900	2,414,935
Non-controlling interests	283,451	287,707
Shareholders’ equity	2,443,208	2,093,559
Total capitalization	$5,479,559	$4,796,201
Total debt to capitalization [1]	50%	50%
Net debt to capitalization [2]	46%	39%
[1]     Total debt (including Other limited recourse debt facilities) divided by total capitalization.
[2] Total debt (including Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.